LONG-TERM DEBT - Summary of Long-term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Feb. 08, 2018	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Less current portion	$ (900)			$ (1,756)		$ (750)
Long-term debt	13,390			12,692		$ 15,330
Senior Notes Due 2018
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,800	$ 1,400
Senior Notes Due 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,400
Interest rate	6.80%	6.80%
Senior Notes Due 2019 - 2.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400
Interest rate	2.80%	2.80%
Senior Notes Due 2019 - 5.380% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500
Interest rate	5.38%	5.38%
Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 900
Interest rate	4.70%	4.70%
Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,450
Interest rate	5.34%	5.34%
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600
Interest rate	4.00%	4.00%
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500
Interest rate	3.00%	3.00%
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 850
Interest rate	4.10%	4.10%
Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600
Interest rate	4.00%	4.00%
Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 700
Interest rate	3.625%	3.625%
Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750
Interest rate			4.30%
Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500
Interest rate	2.90%	2.90%	4.193%
Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 200
Interest rate	8.75%	8.75%
Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 350
Interest rate	7.50%	7.50%
Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500
Interest rate	6.68%	6.68%
Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 800
Interest rate	6.11%	6.11%
Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400
Interest rate	6.56%	6.56%
Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 650
Interest rate	5.45%	5.45%
Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,050
Interest rate	5.00%	5.00%
Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750
Interest rate	4.30%	4.30%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 14,404			14,555
Gross carrying amount | Senior Notes Due 2017 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	250
Gross carrying amount | Senior Notes Due 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 0			$ 1,756
Gross carrying amount | Senior Notes Due 2019 - 2.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400			400
Gross carrying amount | Senior Notes Due 2019 - 5.380% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500			500
Gross carrying amount | Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	900			900
Gross carrying amount | Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450			1,450
Gross carrying amount | Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600			600
Gross carrying amount | Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		682			627
Gross carrying amount | Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,160			1,066
Gross carrying amount | Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600			600
Gross carrying amount | Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		955			878
Gross carrying amount | Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		682			627
Gross carrying amount | Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		273			251
Gross carrying amount | Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		478			439
Gross carrying amount | Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500			500
Gross carrying amount | Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	800			800
Gross carrying amount | Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400			400
Gross carrying amount | Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		682			627
Gross carrying amount | Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		887			816
Gross carrying amount | Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,433			1,318
Gross carrying amount | Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,022			$ 0
Deferred transaction costs and discounts
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ (114)			$ (107)